Convertible Promissory Notes	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Convertible Promissory Notes

NOTE 3 – Convertible Promissory Notes

Asher Note 1

On September 16, 2013 we entered into an agreement for the sale of a Convertible Promissory Note (“Asher Note 1”) in the principal amount $32,500 with an interest rate of 8% per annum pursuant to the terms of a Securities Purchase Agreement between Asher Enterprises, Inc. (“Asher”), a Delaware corporation, and Blue Water.  The Asher Note 1 closed on September 18, 2013 and matures on June 18, 2014.  The Asher Note 1 is convertible at 58% of the average of the lowest three trading prices of Blue Water’s common stock during the ten trading day period prior to the conversion date after 180 days.

The Company analyzed the conversion option for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the instrument should be classified as a liability once the conversion option becomes effective after 180 days due to there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options.

The fair value of the embedded beneficial conversion feature resulted in a full discount of $32,500 to the note on the debt issuance date.  The discount will be amortized over the term of the note to interest expense using the straight line method which approximates the effective interest method.

This note was redeemed and paid in full on February 7, 2014.  No shares were issued in connection with the redemption of this note.  This note incurred an aggregate of $32,500 in amortization expenses that has been recorded in the financial statements as interest expense.

Asher Note 2

On November 8, 2013 we entered into an agreement for the sale of a Convertible Promissory Note (“Asher Note 2”) in the principal amount $37,500 with an interest rate of 8% per annum pursuant to the terms of a Securities Purchase Agreement between Asher Enterprises, Inc. (“Asher”), a Delaware corporation, and Blue Water.  The Asher Note 2 closed on November 12, 2013 and matures on May 7, 2014.  The Asher Note 2 is convertible at 58% of the average of the lowest three trading prices of Blue Water’s common stock during the ten trading day period prior to the conversion date after 180 days.

The Company analyzed the conversion option for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the instrument should be classified as a liability once the conversion option becomes effective after 180 days due to there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options.

The fair value of the embedded beneficial conversion feature resulted in a partial discount of $33,033 to the note on the debt issuance date.  The discount will be amortized over the term of the note to interest expense using the straight line method which approximates the effective interest method.

This note was redeemed and paid in full on April 2, 2014.  No shares were issued in connection with the redemption of this note.  This note incurred an aggregate of $33,033 in amortization expenses that has been recorded in the financial statements as interest expense.

Asher Note 3

On December 23, 2013 we entered into an agreement for the sale of a Convertible Promissory Note (“Asher Note 3”) in the principal amount $27,500 with an interest rate of 8% per annum pursuant to the terms of a Securities Purchase Agreement between Asher Enterprises, Inc. (“Asher”), a Delaware corporation, and Blue Water.  The Asher Note 3 closed on January 7, 2014 and matures on September 26, 2014.  The Asher Note 3 is convertible at 58% of the average of the lowest three trading prices of Blue Water’s common stock during the ten trading day period prior to the conversion date after 180 days.

The Company analyzed the conversion option for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the instrument should be classified as a liability once the conversion option becomes effective after 180 days due to there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options.

The fair value of the embedded beneficial conversion feature resulted in a full discount of $27,500 to the note on the debt issuance date.  The discount will be amortized over the term of the note to interest expense using the straight line method which approximates the effective interest method.

This note was redeemed and paid in full on May 27, 2014.  No shares were issued in connection with the redemption of this note.  This note incurred an aggregate of $27,500 in amortization expenses that has been recorded in the financial statements as interest expense.

Mermaid Enterprises, N.V. (Derivative Liability)

On October 9, 2013 we entered into a Purchase Agreement and issued a Convertible Promissory Note (“Mermaid Note”) as payment for the acquisition of three (3) separate business licenses in the country of St. Maarten, Dutch West Indies consisting of one (1) General Business License and two (2) Managing Director’s Licenses.  The value of this transaction was $35,000.

The Mermaid Note carries a principal amount of $35,000 and an interest rate of 10% per annum.  The Mermaid Note is convertible into shares of our common stock at a fixed price of $0.0005 per share beginning no earlier than April 7, 2014.  The Mermaid Note matures on October 9, 2015.

The Company has identified the embedded derivatives related to the Mermaid Note.  The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the debenture and to fair value as of each subsequent reporting date.

On August 13, 2014, when the Mermaid Note was deemed to be a derivative, the Company determined the aggregate fair value of $651,419 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black-Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 325.44%, (3) weighted average risk-free interest rate of 0.1%, (4) expected life of 1.16 years, and (5) estimated fair value of the Company’s common stock of $0.0116 per share.

The determined fair value of the embedded derivative of $651,419 was charged as a loss on change in derivative liability.

At September 30, 2014, the Company marked to market the fair value of the derivatives of the Mermaid Note discussed above and determined a fair value of $675,808. The fair value of the embedded derivatives was determined using Black-Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 290.05%, (3) weighted average risk-free interest rate of 0.13%, (4) expected life of 1.02 years, and (5) estimated fair value of the Company’s common stock of $0.0117 per share.

The Company recorded a gain on change in derivative liability of $24,389 for the nine months ended September 30, 2014.

On April 10, 2014, the Company issued 10,000,000 shares of its common stock valued at $5,000, or $0.0005 a share, as a partial redemption of this note.

As of September 30, 2014, the outstanding balance due on the Mermaid Note was $33,259, which includes $3,259 in accrued interest.  During the three months and nine months ended September 30, 2014 this note incurred $3,781 and $11,336, respectively, in amortization expenses that was recorded in the financial statements as interest expense.  Further, as of September 30, 2014, the remaining unamortized debt discount was $19,124.

Subsequently, on October 23, 2014, Blue Water issued 10,000,000 shares of its common stock valued at $5,000, or $0.0005 a share, as a partial redemption of this note.

Further, on October 31, 2014, Blue Water repaid the Mermaid Note in full.  Per the terms of the agreement, Blue Water repaid the Mermaid Note at $28,471.  No shares were issued in connection with the redemption of this note.

JMJ Financial Note

On January 31, 2014 (“Effective Date”) we sold to JMJ Financial (“JMJ Financial”) a $335,000 Convertible Promissory Note (“JMJ Note”).  The JMJ Note provides up to an aggregate of $300,000 in gross proceeds after taking into consideration an Original Issue Discount (“OID”) of $35,000.

A key feature of the JMJ Note is that should Blue Water, at its sole discretion, repay all consideration received pursuant to the JMJ Note within 90 days of the Effective Date, there will be zero percent interest charged under the JMJ Note.  Otherwise, there will be a one-time interest charge of 12% for all consideration received by Blue Water pursuant to the JMJ Note.

At any time after 180 days of the Effective Date, the Investor may convert all or part of the JMJ Note into shares of Blue Water’s common stock at the lesser of $0.0185 a share or 60% of the lowest trade price in the 25 trading days prior to the conversion.

JMJ Financial has agreed to restrict its ability to convert the JMJ Note and receive shares of common stock such that the number of shares of common stock held by them in the aggregate and their affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of common stock.  The JMJ Note is a debt obligation arising other than in the ordinary course of business, which constitutes a direct financial obligation of Blue Water.  The JMJ Note also provides for penalties and rescission rights if Blue Water does not deliver shares of its common stock upon conversion within the required timeframes.

This note was redeemed and paid in full on May 8, 2014.  No shares were issued in connection with the redemption of this note.  This note incurred an aggregate of $39,083 in amortization expenses that has been recorded in the financial statements as interest expense.

JMJ Financial Note 2 (Derivative Liability)

On August 13, 2014 (“Effective Date”) we sold to JMJ Financial (“JMJ Financial”) a $335,000 Convertible Promissory Note (“JMJ Note 2”).  The JMJ Note provides up to an aggregate of $300,000 in gross proceeds after taking into consideration an Original Issue Discount (“OID”) of $35,000.

At any time after the Effective Date, the Investor may convert all or part of the JMJ Note 2 into shares of Blue Water’s common stock at the lesser of $0.011 a share or 60% of the lowest trade price in the 25 trading days prior to the conversion.

The Company has identified the embedded derivatives related to the JMJ Note 2. This embedded derivative included variable conversion or exercise features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the debenture and to fair value as of each subsequent reporting date.

At the inception of the JMJ Note 2, the Company determined the aggregate fair value of $73,394 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black-Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 318.39%, (3) weighted average risk-free interest rate of 0.43%, (4) expected life of 2 years, and (5) estimated fair value of the Company’s common stock of $0.0110 per share.

The determined fair value of the embedded derivative of $73,394 was charged as a debt discount up to the net proceeds of the note with the remainder, $32,636, charged to current period operations as a loss on change in derivative liability.

At September 30, 2014, the Company marked to market the fair value of the derivatives of the JMJ Note 2 discussed above and determined a fair value of $70,408. The fair value of the embedded derivatives was determined using Black-Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 309.44%, (3) weighted average risk-free interest rate of 0.58%, (4) expected life of 1.87 years, and (5) estimated fair value of the Company’s common stock of $0.0117 per share.

The Company recorded a gain on change in derivative liability of $2,986 for the nine months ended September 30, 2014.

As of September 30, 2014, the outstanding balance due on the JMJ Note 2 was $40,758, which includes $-0- in accrued interest.  During the three months and nine months ended September 30, 2014 this note incurred $3,071 and $3,071, respectively, in amortization expenses that was recorded in the financial statements as interest expense.  Further, as of September 30, 2014, the remaining unamortized debt discount was $37,687.

Subsequently, on November 7, 2014, Blue Water repaid the JMJ Note 2 in full.  Per the terms of the agreement, Blue Water repaid the JMJ Note 2 at $40,758.31.  No shares were issued in connection with the redemption of this note.

Prim Note (Derivative Liability)

On March 27, 2014 we entered into an agreement for the sale of a Convertible Promissory Note (“Prim Note”) to an accredited investor in the principal amount of $100,000 with an interest rate of 10% per annum.  The Prim Note is convertible into shares of our common stock at a fixed price of $0.005 per share beginning no earlier than 180 days from the date of issue.  The Prim Note matures on March 26, 2016.

The Company has identified the embedded derivatives related to the Prim Note.  The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the debenture and to fair value as of each subsequent reporting date.

On August 13, 2014, when the Prim Note was deemed to be a derivative, the Company determined the aggregate fair value of $213,794 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black-Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 318.70%, (3) weighted average risk-free interest rate of 0.43%, (4) expected life of 1.62 years, and (5) estimated fair value of the Company’s common stock of $0.0110 per share.

The determined fair value of the embedded derivative of $213,794 was charged as a loss on change in derivative liability.

On September 29, 2014, the Company issued 13,000,000 shares of its common stock valued at $65,000, or $0.005 a share, as a partial redemption of this note.  In conjunction with this partial conversion, the Company reduced $138,970 in its derivative liability through additional paid in capital and incurred a ($3,999) loss on change in derivative liability.

At September 30, 2014, the Company marked to market the fair value of the derivatives of the Prim Note discussed after the conversion above and determined a fair value of $77,425. The fair value of the embedded derivatives was determined using Black-Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 309.77%, (3) weighted average risk-free interest rate of 0.36%, (4) expected life of 1.49 years, and (5) estimated fair value of the Company’s common stock of $0.0117 per share.  On September 30, 2014 the Company recorded a $1,402 gain on change in derivative liability from the conversion date above.

The Company recorded a loss on change in derivative liability of ($2,597) for the nine months ended September 30, 2014.

As of September 30, 2014, the outstanding balance due on the Prim Note was $40,101, which includes $5,101 in accrued interest.  During the three months and nine months ended September 30, 2014 this note incurred $57,320 and $70,409, respectively, in amortization expenses that was recorded in the financial statements as interest expense.  Further, as of September 30, 2014, the remaining unamortized debt discount was $29,591.

Subsequently, on October 31, 2014, Blue Water repaid the Prim Note in full.  Per the terms of the agreement, Blue Water repaid the Prim Note at $40,403.  No shares were issued in connection with the redemption of this note.

Adar Bays, LLC Financing

On May 19, 2014, the Company entered into a Securities Purchase Agreement with Adar Bays, LLC, an accredited investor (“Adar Bays”), pursuant to which we issued Adar Bays two convertible notes.  The first note, due May 19, 2015 in the principal amount of $50,000 (“AB Note 1”), was issued in exchange for $50,000 in cash.  The second note, due May 19, 2015 in the principal amount of $50,000 (“AB Note 2” and, together with AB Note 1, the “AB Notes”), was issued in exchange for a full-recourse, collateralized promissory note from Adar Bays in the amount of $50,000 (“AB Payment Note”).  The AB Payment Note is due on January 15, 2015, unless the Company does not meet the current public information requirement pursuant to Rule 144, in which case both AB Note 2 and the AB Payment Note may be cancelled.  The AB Payment Note is secured by AB Note 1.

Interest on the AB Notes accrues at the rate of 8% per annum.  The Company is not required to make any payments on the AB Notes until maturity.  The Company has the right to repay the AB Notes at any time during the first six months of the notes at a rate of 125% of the unpaid principal amount during the first 90 days, 135% of the unpaid principal amount between days 91 and 150, and 145% of the unpaid principal amount between days 151 and 180.

Adar Bays may convert the outstanding principal on the AB Notes into shares of the Company’s common stock beginning no earlier than 180 days from the date of issue at the conversion price per share equal to 55% of the lowest daily closing bid with a 20 day look back immediately preceding and including the date of conversion.  There is no minimum conversion price.

The fair value of the embedded beneficial conversion feature resulted in a full discount of $50,000 to the AB Notes on the debt issuance date.  The discount will be amortized over the term of the note to interest expense using the straight line method which approximates the effective interest method.

As of September 30, 2014, the outstanding balance due on the AB Note 1 was $51,468, which includes $1,468 in accrued interest.  During the three months and nine months ended September 30, 2014 this note incurred $12,603 and $18,356, respectively, in amortization expenses that was recorded in the financial statements as interest expense.  Further, as of September 30, 2014, the remaining unamortized debt discount was $31,644.

LG Capital Funding, LLC

On May 19, 2014, the Company entered into a Securities Purchase Agreement with LG Capital Funding, LLC, an accredited investor (“LG Capital”), pursuant to which we issued LG Capital two convertible notes.  The first note, due May 19, 2015 in the principal amount of $100,000 (“LG Note 1”), was issued in exchange for $100,000 in cash.  The second note, due May 19, 2015 in the principal amount of $100,000 (“LG Note 2” and, together with LG Note 1, the “LG Notes”), was issued in exchange for a full-recourse, collateralized promissory note from LG Capital in the amount of $100,000 (“LG Payment Note”).  The LG Payment Note is due on January 15, 2015, unless we do not meet the current public information requirement pursuant to Rule 144, in which case both LG Note 2 and the LG Payment Note may be cancelled.  The LG Payment Note is secured by LG Note 1.

Interest on the LG Notes accrues at the rate of 8% per annum.  The Company is not required to make any payments on the LG Notes until maturity.  The Company has the right to repay the LG Notes at any time during the first six months of the notes at a rate of 125% of the unpaid principal amount during the first 90 days, 135% of the unpaid principal amount between days 91 and 150, and 145% of the unpaid principal amount between days 151 and 180.

LG Capital may convert the outstanding principal on the LG Notes into shares of the Company’s common stock beginning no earlier than 180 days from the date of issue at the conversion price per share equal to 55% of the lowest daily closing bid with a 20 day look back immediately preceding and including the date of conversion.  There is no minimum conversion price.

The fair value of the embedded beneficial conversion feature resulted in a full discount of $100,000 to the LG Notes on the debt issuance date.  The discount will be amortized over the term of the note to interest expense using the straight line method which approximates the effective interest method.

As of September 30, 2014, the outstanding balance due on the LG Note 1 was $102,937, which includes $2,937 in accrued interest.  During the three months and nine months ended September 30, 2014 this note incurred $25,205 and $36,712, respectively, in amortization expenses that was recorded in the financial statements as interest expense.  Further, as of September 30, 2014, the remaining unamortized debt discount was $63,288.

KBM Worldwide Note 1 (Derivative Liability)

On August 26, 2014 we entered into an agreement for the sale of a Convertible Promissory Note (“KBM Note 1”) in the principal amount $53,000 with an interest rate of 8% per annum pursuant to the terms of a Securities Purchase Agreement between KBM Worldwide, Inc. (“KBM”), a New York corporation, and Blue Water.  The KBM Note 1 matures on May 28, 2015.  The KBM Note 1 is convertible at 58% of the average of the lowest three trading prices of Blue Water’s common stock during the ten trading day period prior to the conversion date after 180 days.

At the inception of the KBM Note 1, the Company determined the aggregate fair value of $85,972 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black-Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 318.74%, (3) weighted average risk-free interest rate of 0.085%, (4) expected life of 0.75 years, and (5) estimated fair value of the Company’s common stock of $0.0116 per share.

The determined fair value of the embedded derivative of $85,972 was charged as a debt discount up to the net proceeds of the note with the remainder, $32,972, charged to current period operations as non-cash loss on change in derivative liability.

At September 30, 2014, the Company marked to market the fair value of the derivatives of the KBM Note 1 discussed above and determined a fair value of $82,141. The fair value of the embedded derivatives was determined using Black-Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 309.44%, (3) weighted average risk-free interest rate of 0.08%, (4) expected life of 0.66 years, and (5) estimated fair value of the Company’s common stock of $0.0117 per share.

The Company recorded a gain on change in derivative liability of $3,832 for the nine months ended September 30, 2014.

As of September 30, 2014, the outstanding balance due on the KBM Note 1 was $53,407, which includes $407 in accrued interest.  During the three months and nine months ended September 30, 2014 this note incurred $6,745 and $6,745, respectively, in amortization expenses that was recorded in the financial statements as interest expense.  Further, as of September 30, 2014, the remaining unamortized debt discount was $46,255.

The table below provides a summary of the convertible promissory notes as of September 30, 2014:

Description-	Amount ($)

Mermaid Note	30,000
Prim Note	35,000
AB Note 1	50,000
LG Note 1	100,000
KBM Note 1	53,000
JMJ Note 2	40,758
Less unamortized debt discount	(227,851)
Net	$80,908